Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss from operations	$ (1,777,479)	$ (447,502)	$ (639,084)	$ (5,384,983)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	288,821	101,328	255,625	30,013
Change in value of derivative liability	477,585	(149,757)	(679,347)
Derivative liability expense	378,166	40,874	395,296
Debt forgiveness	(22,000)		(10,508)	(3,750)
Other expenses - other	(97)
Decrease in rental deposit		1,700	1,700
(Gain) Loss on stock issuance	(93,064)	48,200	109,600	262,500
Notes issued for professional services		124,500	169,500
Issuance of preferred stock for loyalty				707,450
Loss on debt settlement				320,688
Other current asset	112,356
Premium expense		48,912	48,912
Stock-based compensation	2,950	29,570	29,570	3,062,015
Other current liability	103,136
Impairment of asset expense			628
Loss on note conversion	670		48	106,242
Amount due current and former officer	(47,000)
Depreciation		200	200	483
Loss on Impairment		628
Non-cash interest expense, net			41
Changes in assets and liabilities
(increase) in accounts receivable		(2,816)
Accrued salaries	186,828		64,000
Decrease in other liabilities		76,974
Settlement of amounts due current and former officer			56,600
Accounts and other receivables				3,211
Customer deposits				144
Stock payable				47,831
Prepaid expense				334,263
(Increase) in inventory				21,925
Increase (decrease) in accounts payable	(1,480)	1,510	(22,598)	309,601
Increase in accrued interest	(3,709)	10,733	29,065	3,345
Advances from related parties	3,600	436
Cash flow from operating activities	(391,387)	(114,295)	(190,753)	(179,022)
INVESTING ACTIVITIES
PP&E	(25,641)
Website development	(3,417)
Cash flow from investing activities	(29,058)
FINANCING ACTIVITIES
Repayment of convertible notes			(10,250)
Proceeds from note payable	399,435	182,250	229,000	150,800
Proceeds from stock sale		5,000	5,000	13,000
Cash flow from financing	399,435	187,250	223,750	163,800
Net change in cash	(21,010)	72,955	32,997	(15,222)
Beginning cash	33,335	338	338	15,560
Ending Cash	12,325	73,293	33,335	338
Supplemental Disclosure of Interest and Income Taxes Paid
Interest paid during the period
Income taxes paid during the period
Non-Cash Investing and Financing Activities:
Record derivative liability on notes	1,350,789	279,174
Conversion of note to common stock	0	171,550	116,199	53,000
Stock issued to settle note payable				31,250
Stock issued for debt settlement				284,917
Issuance of stock for deferred compensation				22,500
Initial valuation of debt discount				35,800
Issuance of promissory note for accrued expenses		154,500	169,500	11,193
Issuance of shares under stock payable agreement	$ 170,648	$ 51,800	$ 124,600	$ 37,430